Short-Term Bank Borrowings (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Short-term bank borrowings	$ 2,032,434	$ 1,039,578
Industrial Bank Co., Ltd [Member]
Short-term bank borrowings	987,989	1,039,578
Postal Saving Bank of China [Member]
Short-term bank borrowings	$ 1,044,445